Hospice Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2011
Hospice Revenue Recognition [Abstract]
Schedule Of Allowance For Doubtful Accounts

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2010	$6,268	$2,535	$1,630	$505	$10,938
Bad debt provision	2,918	2,922	1,745	314	7,899
Write-offs	(2,218)	(2,653)	(2,152)	(436)	(7,459)
Other/Contractual adjustments	-	-	-	423	423
Ending Balance December 31, 2010	6,968	2,804	1,223	806	11,801
Bad debt provision	315	4,323	2,245	172	7,055
Write-offs	(2,368)	(4,030)	(1,915)	(1,282)	(9,595)
Other/Contractual adjustments	2	-	16	724	742
Ending Balance December 31, 2011	$4,917	$3,097	$1,569	$420	$10,003

Medicare Cap Liability

	2011	2010
Beginning Balance January 1,	$1,371	$1,981
Expense - 2012 measurement period	2,578	-
Reversal - 2011 measurement period	(786)	-
Expense - 2011 measurement period	-	1,110
Reversal - 2010 measurement period	-	(1,720)
Other	(198)	-
Ending Balance December 31,	$2,965	$1,371